Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
SMASh Series C Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series C Fund
Account Value	$ 14,807	$ 14,189	$ 13,009	$ 12,619	$ 12,933	$ 12,438	$ 11,478	$ 11,262	$ 10,799	$ 9,721	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,618	10,980	10,625	11,771	12,091	11,926	10,677	10,349	10,297	10,153	10,000
Bloomberg U.S. Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,646	$ 11,884	$ 11,242	$ 12,511	$ 12,933	$ 12,634	$ 10,956	$ 10,667	$ 10,444	$ 9,878	$ 10,000